Summary of Significant Accounting Policies (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Marketing and advertising costs	$ 64,408	$ 30,378	$ 189,193	$ 76,260	$ 122,163	$ 60,298